N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Group Variable Annuity Contracts
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	N/A
Transaction Charges
You may be charged for other transactions. These may include charges for
Premium Taxes that are imposed by a State or other government entity or a
Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
Annual Fee	Minimum	Maximum
Base Contract[1]	0%	0.70%
Investment options (Fund fees and expenses)[2]	0.14%	1.59%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $790	Highest Annual Cost: $2,023
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.		Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	N/A

Transaction Charges [Text Block]
Transaction Charges
You may be charged for other transactions. These may include charges for
Premium Taxes that are imposed by a State or other government entity or a
Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
Annual Fee	Minimum	Maximum
Base Contract[1]	0%	0.70%
Investment options (Fund fees and expenses)[2]	0.14%	1.59%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $790	Highest Annual Cost: $2,023
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.		Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.70%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.59%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
	Lowest Annual Cost: $790	Highest Annual Cost: $2,023
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.		Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 790
Highest Annual Cost [Dollars]	$ 2,023
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit. If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge	None
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Base Contract Fee (as a percentage of average daily Sub-Account value) (1)	0.70%	0.00%
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.59%
_____________________________________________________________________________________________(1)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contract values in the Sub-Accounts. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contract” and Negotiated Charges and Fees“).
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 5
Annual Contract Expenses [Table Text Block]
Annual Fee	Minimum	Maximum
Base Contract[1]	0%	0.70%
Investment options (Fund fees and expenses)[2]	0.14%	1.59%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.70%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contract values in the Sub-Accounts. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contract” and Negotiated Charges and Fees“).
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.59%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.59%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,347
Surrender Expense, 3 Years, Maximum [Dollars]	7,230
Surrender Expense, 5 Years, Maximum [Dollars]	12,376
Surrender Expense, 10 Years, Maximum [Dollars]	26,482
Annuitized Expense, 1 Year, Maximum [Dollars]	2,347
Annuitized Expense, 3 Years, Maximum [Dollars]	7,230
Annuitized Expense, 5 Years, Maximum [Dollars]	12,376
Annuitized Expense, 10 Years, Maximum [Dollars]	26,482
No Surrender Expense, 1 Year, Maximum [Dollars]	2,347
No Surrender Expense, 3 Years, Maximum [Dollars]	7,230
No Surrender Expense, 5 Years, Maximum [Dollars]	12,376
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,482
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
		Standard	None
•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
		Standard	None
•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Allocation--50% to 70% Equity	American Century VP Balanced Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.81%	-17.27%	4.43%	6.64%
US Insurance Large Value	American Century VP Disciplined Core Value Fund - Class I Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	-12.74%	6.85%	10.63%
US Insurance Foreign Large Growth	American Century VP International Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.99%	-24.75%	2.32%	4.95%
US Insurance Large Growth	American Century VP Ultra Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.76%	-32.38%	11.10%	14.12%
US Insurance Large Value	American Century VP Value Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	0.54%	7.85%	10.59%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Class Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Newton Investment Management Ltd	0.68%	-23%	9.33%	11.36%
US Insurance Large Growth	BNY Mellon VIF Appreciation Portfolio - Initial Shares Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Fayez Sarofim & Company	0.83%	-18.06%	10.31%	11.10%
US Insurance Large Blend	BNY Mellon VIF Growth and Income Portfolio - Initial Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Newton Investment Management North America, LLC	0.70%	-14.82%	10.42%	12.71%
US Insurance Allocation--50% to 70% Equity	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.63%	-15.41%	6.33%	7.58%
US Insurance Large Blend	DWS Core Equity VIP - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.59%	-15.53%	8.60%	12.56%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP Balanced Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.47%	-17.94%	7.21%	8.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Value	Fidelity® VIP Growth & Income Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.52%	-4.95%	8.85%	11.58%
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63%	-38.15%	13.09%	15.09%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77%	-24.48%	2.61%	5.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Value	Fidelity® VIP Value Strategies Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64%	-7.03%	8.38%	10.22%
US Insurance Mid-Cap Growth	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.83%	-33.52%	7.34%	10.18%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-18.96%	9.56%	13.12%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-11.24%	9.40%	14.41%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Insurance Large Value	Invesco V.I. Diversified Dividend Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.67%	-1.68%	6.24%	9.80%
US Insurance Small Blend	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-20.51%	5.54%	8.33%
US Insurance Technology	Invesco V.I. Technology Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.98%	-39.95%	6.31%	10.46%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.62%	-16.40%	6.69%	8.43%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.71%	-15.94%	9.62%	13.39%
US Fund Large Growth	Janus Henderson Forty Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.55%	-33.55%	9.75%	13.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	Janus Henderson Global Research Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.64%	-19.41%	6.55%	9.15%
US Fund Foreign Large Blend	Janus Henderson Overseas Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-8.60%	5.46%	3.97%
US Insurance Large Growth	MFS Massachusetts Investors Growth Stock Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	-19.26%	11.95%	13.28%
US Insurance Large Blend	MFS® VIT II Core Equity Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.83%	-17.27%	9.53%	12.61%
US Insurance High Yield Bond	MFS® VIT II High Yield Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-10.51%	1.60%	3.26%
US Insurance Utilities	MFS® VIT Utilities Series - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: Deloitte & Touche LLP	0.78%	0.76%	9.00%	8.63%
US Insurance Diversified Emerging Mkts	Putnam VT Emerging Markets Equity Fund - Class IB* Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.36%	-27.44%	-2.01%	2.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Blend	Putnam VT Focused International Equity Fund - Class IB* Adviser: Putnam Investment Management, LLC Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.06%	-18.19%	2.36%	6.74%
US Insurance High Yield Bond	Putnam VT High Yield Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-11.60%	1.39%	3.22%
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.03%	-12.98%	4.72%	9.12%
US Insurance Large Growth	Putnam VT Sustainable Leaders Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%	-22.91%	10.48%	13.48%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3739
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Allocation--50% to 70% Equity	American Century VP Balanced Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.81%	-17.27%	4.43%	6.64%
US Insurance Large Value	American Century VP Disciplined Core Value Fund - Class I Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	-12.74%	6.85%	10.63%
US Insurance Foreign Large Growth	American Century VP International Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.99%	-24.75%	2.32%	4.95%
US Insurance Large Growth	American Century VP Ultra Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.76%	-32.38%	11.10%	14.12%
US Insurance Large Value	American Century VP Value Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	0.54%	7.85%	10.59%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Class Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Newton Investment Management Ltd	0.68%	-23%	9.33%	11.36%
US Insurance Large Growth	BNY Mellon VIF Appreciation Portfolio - Initial Shares Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Fayez Sarofim & Company	0.83%	-18.06%	10.31%	11.10%
US Insurance Large Blend	BNY Mellon VIF Growth and Income Portfolio - Initial Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: Newton Investment Management North America, LLC	0.70%	-14.82%	10.42%	12.71%
US Insurance Allocation--50% to 70% Equity	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.63%	-15.41%	6.33%	7.58%
US Insurance Large Blend	DWS Core Equity VIP - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.59%	-15.53%	8.60%	12.56%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP Balanced Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.47%	-17.94%	7.21%	8.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Value	Fidelity® VIP Growth & Income Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.52%	-4.95%	8.85%	11.58%
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63%	-38.15%	13.09%	15.09%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77%	-24.48%	2.61%	5.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Value	Fidelity® VIP Value Strategies Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64%	-7.03%	8.38%	10.22%
US Insurance Mid-Cap Growth	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.83%	-33.52%	7.34%	10.18%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-18.96%	9.56%	13.12%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-11.24%	9.40%	14.41%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Insurance Large Value	Invesco V.I. Diversified Dividend Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.67%	-1.68%	6.24%	9.80%
US Insurance Small Blend	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-20.51%	5.54%	8.33%
US Insurance Technology	Invesco V.I. Technology Fund - Series I Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.98%	-39.95%	6.31%	10.46%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.62%	-16.40%	6.69%	8.43%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.71%	-15.94%	9.62%	13.39%
US Fund Large Growth	Janus Henderson Forty Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.55%	-33.55%	9.75%	13.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	Janus Henderson Global Research Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.64%	-19.41%	6.55%	9.15%
US Fund Foreign Large Blend	Janus Henderson Overseas Portfolio - Institutional Shares Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-8.60%	5.46%	3.97%
US Insurance Large Growth	MFS Massachusetts Investors Growth Stock Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	-19.26%	11.95%	13.28%
US Insurance Large Blend	MFS® VIT II Core Equity Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.83%	-17.27%	9.53%	12.61%
US Insurance High Yield Bond	MFS® VIT II High Yield Portfolio - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-10.51%	1.60%	3.26%
US Insurance Utilities	MFS® VIT Utilities Series - Initial Class* Adviser: Massachusetts Financial Services Company Subadviser: Deloitte & Touche LLP	0.78%	0.76%	9.00%	8.63%
US Insurance Diversified Emerging Mkts	Putnam VT Emerging Markets Equity Fund - Class IB* Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.36%	-27.44%	-2.01%	2.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Blend	Putnam VT Focused International Equity Fund - Class IB* Adviser: Putnam Investment Management, LLC Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.06%	-18.19%	2.36%	6.74%
US Insurance High Yield Bond	Putnam VT High Yield Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-11.60%	1.39%	3.22%
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.03%	-12.98%	4.72%	9.12%
US Insurance Large Growth	Putnam VT Sustainable Leaders Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%	-22.91%	10.48%	13.48%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Group Variable Annuity Contracts | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Group Variable Annuity Contracts | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Group Variable Annuity Contracts | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Group Variable Annuity Contracts | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Group Variable Annuity Contracts | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Group Variable Annuity Contracts | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Group Variable Annuity Contracts | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Group Variable Annuity Contracts | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and
Group Variable Annuity Contracts | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Group Variable Annuity Contracts | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Group Variable Annuity Contracts | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Group Variable Annuity Contracts | AmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Group Variable Annuity Contracts | AmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	American Century VP Disciplined Core Value Fund - Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Group Variable Annuity Contracts | AmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	American Century VP International Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Group Variable Annuity Contracts | AmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	American Century VP Ultra Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Group Variable Annuity Contracts | AmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	American Century VP Value Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Group Variable Annuity Contracts | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Group Variable Annuity Contracts | BNYMellonSustainableUSEquityPortfolioIncInitialMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Ltd
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Group Variable Annuity Contracts | BNYMellonVIFAppreciationPortfolioInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation Portfolio - Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(18.06%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Group Variable Annuity Contracts | BNYMellonVIFGrowthandIncomePortfolioInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Growth and Income Portfolio - Initial Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.71%
Group Variable Annuity Contracts | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.33%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Group Variable Annuity Contracts | DWSCoreEquityVIPClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	DWS Core Equity VIP - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Group Variable Annuity Contracts | FidelityVIPBalancedPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(17.94%)
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Group Variable Annuity Contracts | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Group Variable Annuity Contracts | FidelityVIPGrowthOpportunitiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(38.15%)
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	15.09%
Group Variable Annuity Contracts | FidelityVIPOverseasPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(24.48%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Group Variable Annuity Contracts | FidelityVIPValueStrategiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(7.03%)
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Group Variable Annuity Contracts | FranklinSmallMidCapGrowthVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(33.52%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Group Variable Annuity Contracts | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Group Variable Annuity Contracts | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Group Variable Annuity Contracts | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.96%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Group Variable Annuity Contracts | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Group Variable Annuity Contracts | HartfordHealthcareHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(11.24%)
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	14.41%
Group Variable Annuity Contracts | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Group Variable Annuity Contracts | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Group Variable Annuity Contracts | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(30.94%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Group Variable Annuity Contracts | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Group Variable Annuity Contracts | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Group Variable Annuity Contracts | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Group Variable Annuity Contracts | InvescoVIDiversifiedDividendFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund - Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(1.68%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Group Variable Annuity Contracts | InvescoVISmallCapEquityFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Small Blend
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund - Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(20.51%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Group Variable Annuity Contracts | InvescoVITechnologyFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Technology
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund - Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Group Variable Annuity Contracts | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Group Variable Annuity Contracts | JanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(15.94%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Group Variable Annuity Contracts | JanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Group Variable Annuity Contracts | JanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Group Variable Annuity Contracts | JanusHendersonOverseasPortfolioInstitutionalMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Group Variable Annuity Contracts | MFSCoreEquityPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.28%
Group Variable Annuity Contracts | MFSHighYieldPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.61%
Group Variable Annuity Contracts | MFSMassachusettsInvestorsGrowthStockPortfolioInitialMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance High Yield Bond
Portfolio Company Name [Text Block]	MFS Massachusetts Investors Growth Stock Portfolio - Initial Class*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(10.51%)
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Group Variable Annuity Contracts | MFSUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Utilities
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Group Variable Annuity Contracts | PutnamVTEmergingMarketsEquityFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Putnam VT Emerging Markets Equity Fund - Class IB*
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(27.44%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	2.83%
Group Variable Annuity Contracts | PutnamVTFocusedInternationalEquityFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund - Class IB*
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Group Variable Annuity Contracts | PutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield Fund - Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Group Variable Annuity Contracts | PutnamVTSmallCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Small Value
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Group Variable Annuity Contracts | PutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Group Variable Annuity Contracts | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Group Variable Annuity Contracts | MFSVITIICoreEquityPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio - Initial Class*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Group Variable Annuity Contracts | MFSVITIIHighYieldPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II High Yield Portfolio - Initial Class*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Group Variable Annuity Contracts | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	Deloitte & Touche LLP
Group Variable Annuity Contracts | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Group Variable Annuity Contracts | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Group Variable Annuity Contracts | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See ”Annuity Payout Options“) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See ”Contract Value“).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.